Proposed Public Offering (Details) - $ / shares			1 Months Ended	12 Months Ended
	Mar. 15, 2021	Dec. 31, 2020	Dec. 31, 2020	Mar. 15, 2021	Sep. 30, 2021
Proposed Public Offering [Line Items]
Sale of units			8,625,000
Share price per unit					$ 10.00
Sale of stock price per unit	$ 9.53			$ 9.53	9.65
Class of warrants or rights exercise price per share					$ 1.50
IPO [Member]
Proposed Public Offering [Line Items]
Sale of units		30,000,000		34,500,000
Share price per unit	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Over-Allotment Option [Member]
Proposed Public Offering [Line Items]
Sale of units		34,500,000
Subsequent Event [Member] | IPO [Member]
Proposed Public Offering [Line Items]
Sale of units	30,000,000
Share price per unit	$ 10.00			$ 10.00
Warrants and rights expiration term	5 years			5 years
Common stock conversion basis	Each whole warrant will entitle the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment.
Subsequent Event [Member] | Over-Allotment Option [Member]
Proposed Public Offering [Line Items]
Sale of units	34,500,000
Maximum [Member] | Subsequent Event [Member] | IPO [Member]
Proposed Public Offering [Line Items]
Warrants and rights exercisable term	12 months
Minimum [Member] | Subsequent Event [Member] | IPO [Member]
Proposed Public Offering [Line Items]
Warrants and rights exercisable term	30 days
Common Class A [Member]
Proposed Public Offering [Line Items]
Sale of stock price per unit	$ 10.00			$ 10.00
Common Class A [Member] | IPO [Member]
Proposed Public Offering [Line Items]
Sale of units	34,500,000
Share price per unit	$ 10.00			10.00
Common stock conversion basis		Each Unit consists of one share of the Class A common stock and one-third of one redeemable warrant. Each whole warrant entitles the holder to purchase one share of the Class A common stock at a price of $11.50 per share.
Common Class A [Member] | Subsequent Event [Member] | IPO [Member]
Proposed Public Offering [Line Items]
Sale of stock price per unit	10.00			10.00
Class of warrants or rights exercise price per share	$ 11.50			$ 11.50